Property, plant and equipment - Reconciliations of written down values (Details) $ in Thousands	9 Months Ended
Mar. 31, 2025 USD ($)
Reconciliations of the written down values [Abstract]
Property, plant and equipment, beginning balance	$ 441,371
Additions	478,821
Transfer from computer hardware prepayment	846,038
Disposals	(25,130)
Exchange differences	(18,533)
Impairment	(6,942)
Transfers in/(out)	0
Transfer to asset held for sale	(23,222)
Depreciation expense	(117,296)
Property, plant and equipment, ending balance	1,575,107
Land
Reconciliations of the written down values [Abstract]
Property, plant and equipment, beginning balance	3,601
Additions	6,270
Transfer from computer hardware prepayment	0
Disposals	0
Exchange differences	(43)
Impairment	0
Transfers in/(out)	2,221
Transfer to asset held for sale	0
Depreciation expense	0
Property, plant and equipment, ending balance	12,049
Buildings
Reconciliations of the written down values [Abstract]
Property, plant and equipment, beginning balance	202,305
Additions	10,992
Transfer from computer hardware prepayment	0
Disposals	0
Exchange differences	(4,393)
Impairment	0
Transfers in/(out)	296,182
Transfer to asset held for sale	0
Depreciation expense	(12,294)
Property, plant and equipment, ending balance	492,792
Plant and equipment
Reconciliations of the written down values [Abstract]
Property, plant and equipment, beginning balance	3,714
Additions	3,927
Transfer from computer hardware prepayment	0
Disposals	0
Exchange differences	(183)
Impairment	0
Transfers in/(out)	0
Transfer to asset held for sale	0
Depreciation expense	(711)
Property, plant and equipment, ending balance	6,747
Mining hardware
Reconciliations of the written down values [Abstract]
Property, plant and equipment, beginning balance	97,269
Additions	45,795
Transfer from computer hardware prepayment	809,516
Disposals	(25,097)
Exchange differences	(11,099)
Impairment	(6,942)
Transfers in/(out)	0
Transfer to asset held for sale	(23,222)
Depreciation expense	(96,593)
Property, plant and equipment, ending balance	789,627
HPC hardware
Reconciliations of the written down values [Abstract]
Property, plant and equipment, beginning balance	31,536
Additions	2,396
Transfer from computer hardware prepayment	36,522
Disposals	0
Exchange differences	(2,627)
Impairment	0
Transfers in/(out)	0
Transfer to asset held for sale	0
Depreciation expense	(7,698)
Property, plant and equipment, ending balance	60,129
Development assets
Reconciliations of the written down values [Abstract]
Property, plant and equipment, beginning balance	102,946
Additions	409,441
Transfer from computer hardware prepayment	0
Disposals	(33)
Exchange differences	(188)
Impairment	0
Transfers in/(out)	(298,403)
Transfer to asset held for sale	0
Depreciation expense	0
Property, plant and equipment, ending balance	$ 213,763